Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

14. EQUITY

Preferred Shares

The Company is authorized to issue 2,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At June 30, 2025 and December 31, 2024, there were no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the ordinary shares are entitled to one vote for each share.

On November 24, 2023, the Company effected a share consolidation at a ratio of one-for-tenth (10) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.001 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$20,200 divided into 20,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each. The Company believed that it was appropriate to reflect the transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes. Class B Shares are not convertible into Class A Shares, and may be redeemed by the Company at par value at the option of the holder. The Company has retroactively adjusted all share and per share data from ordinary share to Class A Ordinary Shares for all periods presented.

On May 12, 2025, the shareholders authorized and approved an increase in the number of authorized Class A ordinary shares, par value US$0.001 per share, from 200,000,000 to 500,000,000. In connection with this approval, the shareholder resolution (“Amendment Resolution”) was filed with the Registrar of Companies of the Cayman Islands on May 13, 2025, and incorporated into the Third Amended and Restated Memorandum and Articles of Association (the “MAA”). This filing of the Amendment Resolution to the MAA effected an increase of the Company’s authorized share capital from US$200,700, divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”), and 2,000,000 preferred shares of a par value of US$0.0001 each, to US$500,700, divided into 500,000,000 Class A Shares, 500,000 Class B Shares, and 2,000,000 preferred shares of a par value of US$0.0001 each.

Giving the effects of the share consolidation, as of June 30, 2025 and December 31, 2024, there were 10,285,568 and 10,285,568 Class A Ordinary Shares issued and outstanding, respectively, and there were 500,000 and 500,000 Class B Ordinary Shares issued and outstanding, respectively.

Public Warrants

Pursuant to the Initial Public Offering, TKK sold 2,500,000 Units (after giving effect to share consolidation effected in November 2023) at a purchase price of $100.00 per Unit (after giving effect to share consolidation effected in November 2023), inclusive of 300,000 Units (after giving effect to share consolidation effected in November 2023) sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $115.00 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.

Public Warrants may only be exercised for a whole number of shares. No fractional ordinary shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon the exercise of the Public Warrants is not effective within 90 days from the consummation of a Business Combination, the holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their Public Warrants on a cashless basis. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time while the Public Warrants are exercisable;

●	upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder;

●	if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price or issuance of potential extension warrants in connection with an extension of the period of time for the Company to complete a Business Combination. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

On February 14, 2025, the 2,500,000 public warrants expired and were delisted from Nasdaq Stock Market. As of June 30, 2025 and December 31, 2024, the Company had nil and 2,500,000 of public warrants outstanding, respectively.

Rights

Each holder of a Public Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination, the Company issued 250,433 shares in connection with an exchange of Public Rights.

Statutory reserve

Horgos, Beijing Glory Star, Beijing Leshare, Shenzhen Leshare, Glary Prosperity, and Horgos Technology in the PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Non-controlling interest

As of June 30, 2025 and December 31, 2024, the Company’s non-controlling interest represented 49% equity interest of Horgos Glary Prosperity.